Summary of Significant Accounting Policies: Recently Adopted Accounting Standards Updates (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Recently Adopted Accounting Standards Updates

Recently Adopted Accounting Standards Updates

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), effective in 2013.  ASU 2011-11 is intended to increase information disclosed about offsetting assets and liabilities, including financial instruments, derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and lending agreements.  The objective is to facilitate comparison between entities that prepare their financial statements on the basis of U.S. GAAP and those that prepare their financial statements on the basis of international financial reporting standards.  In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), also effective in 2013.  ASU 2013-01 is related to ASU 2011-11 and makes it clear that the newly required disclosures are applicable only to certain derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions.  Adoption of the new standard did not have an impact on the financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires companies to present information about reclassification adjustments from accumulated other comprehensive income in their financial statements in a single note or on the face of the financial statements.  ASU 2013-02 is effective for periods beginning after December 15, 2012, with early adoption permitted.   ASU 2013-02 did not have an impact on the Company other than disclosure.

Recently Adopted Accounting Standards Updates

In October 2010, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts (“ASU 2010-26”), which provides guidance regarding accounting for deferred acquisition costs and is effective in 2012, with prospective or retrospective application allowed.  This guidance modifies the definition of costs that can be deferred by insurance entities when issuing and renewing insurance contracts.  Capitalized costs can only include incremental direct costs of contract acquisition, as well as certain costs directly related to acquisition such as underwriting, policy issuance, and medical and inspection fees, and sales force contract selling.  This guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.  Due to the age of MLIC’s existing block of policies, all of its deferred acquisition costs have been fully amortized for the periods reported and adopting ASU 2010-26 had no impact on the financial statements presented within.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“ASU 2011-04”), which creates a consistent framework for the application of fair value measurement across jurisdictions.  The new guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements.  There are no additional fair value measurements required upon adoption of ASU 2011-04.  The amendments became effective in 2012 and did not have a material impact on MLIC’s financial statements.  The new disclosures are included in Note 4.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”) which provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The objective of ASU 2011-05 is to increase the prominence of items reported in other comprehensive income.  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder’s equity.  The Company adopted ASU 2011-05 and replaced the statement of operations with the statement of comprehensive income and modified the statement of stockholder’s equity for all years presented.  The FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulate Other Comprehensive Income in Accounting Standards Update No. 2011-05, in December 2011 which delayed the implementation of the portions of ASU 2011-05 that require presentation of reclassification adjustments out of accumulated other comprehensive income.